Fair Value Measurements - Additional Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value, level 3 transfers out, amount	$ 0	$ 0	$ 0	$ 0